Sale of Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2014	Jun. 28, 2013	Nov. 21, 2011 ISI Agreement [Member]	Mar. 31, 2014 ISI Agreement [Member] Storm Tech Chamber [Member]	Mar. 31, 2014 ISI Agreement [Member] Storm Tech Chamber [Member] Manufacturing Agreement [Member]	Mar. 31, 2014 ISI Agreement [Member] Storm Tech Chamber [Member] Distribution Agreement [Member]	Mar. 31, 2014 ISI Agreement [Member] Storm Tech Chamber [Member] Minimum [Member]	Mar. 31, 2014 ISI Agreement [Member] Storm Tech Chamber [Member] Maximum [Member]	Mar. 31, 2014 ISI Agreement [Member] Septic Chamber Member	Mar. 31, 2014 ISI Agreement [Member] Septic Chamber Member Manufacturing Agreement [Member]	Mar. 31, 2014 ISI Agreement [Member] Septic Chamber Member Distribution Agreement [Member]	Dec. 21, 2012 Basalite Agreement" [Member]	Dec. 21, 2012 Basalite Agreement" [Member]	Jun. 28, 2013 NDS [Member]	Jun. 28, 2013 NDS [Member]	Mar. 31, 2014 Miscellaneous [Member]	Mar. 31, 2014 Miscellaneous [Member]
Significant Acquisitions and Disposals [Line Items]
Proceeds from sale of assets/business	$ 5,877	$ 5,877	$ 8,907	$ 600	$ 38,953			$ 40,000	$ 38,953					$ 61,470			$ 600		$ 5,877		$ 3,030
Royalty rate on sales												0.00%	4.00%
Liability for royalties									11,317
Intangible asset, value			54,194	66,701		48,278				3,600						7,600
Net book value of assets							1,029							13,116				190		1,029	3,781	3,781
Goodwill write off amount														3,720
Gain on sale of assets/business	4,848	4,848	5,338	2,210	44,634									44,634			2,210		4,848		490
Transaction costs related to sale of the business														1,823
Estimated fair value amortized period			15 years								7 years				7 years
Other consideration of promissory notes																	$ 1,800				$ 1,241	$ 1,241